Intangibles (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangibles

	2022	2021
Cost	$55,111	$55,108
Accumulated amortization	(35,536)	(31,193)
	$19,575	$23,915

Loan commitment fees related to Senior Credit Facility	$1,408	$2,067
Software	18,167	21,848
	$19,575	$23,915
Cost

	Loan Commitment Fees	Software	Total
Balance, December 31, 2020	$16,168	$38,021	$54,189
Additions	913	—	913
Foreign exchange	—	6	6
Balance, December 31, 2021	17,081	38,027	55,108
Additions	—	—	—
Foreign exchange	—	3	3
Balance, December 31, 2022	$17,081	$38,030	$55,111
Accumulated Amortization

	Loan Commitment Fees	Software	Total
Balance, December 31, 2020	$14,059	$12,464	$26,523
Amortization expense	955	3,715	4,670
Balance, December 31, 2021	15,014	16,179	31,193
Amortization expense	659	3,668	4,327
Foreign exchange	—	16	16
Balance, December 31, 2022	$15,673	$19,863	$35,536